Loan Receivable, Net (Details 1) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	$ 1,092,212	$ 2,031,231
90-179 Days Past Due	72,814	15,421,951
180-365 Days Past Due	17,458,060	67,876,989
Over 1 year Past Due	137,168,334	69,076,199
Total Past Due	155,791,420	154,406,370
Current	50,023,300	67,101,896
Total Loans	205,814,720	221,508,266
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due		1,856,751
90-179 Days Past Due		1,129,755
180-365 Days Past Due	2,991,204	27,739,900
Over 1 year Past Due	40,051,358	12,248,816
Total Past Due	43,042,562	42,975,222
Current	50,023,300	65,938,700
Total Loans	93,065,862	108,913,922
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
1-89 Days Past Due	1,092,212	174,480
90-179 Days Past Due	72,814	14,292,196
180-365 Days Past Due	14,466,856	40,137,089
Over 1 year Past Due	97,116,976	56,827,383
Total Past Due	112,748,858	111,431,148
Current		1,163,196
Total Loans	$ 112,748,858	$ 112,594,344